Earnings (loss) per share	12 Months Ended
Dec. 31, 2015
Earnings (loss) per share
Earnings (loss) per share

24.  Earnings (loss) per share

Basic and diluted net (loss)/ earnings per share for the years ended December 31, 2013, 2014 and 2015 are calculated as follows:

	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
	RMB	RMB	RMB
Numerator:

Net (loss)/income attributable to JA Solar Holdings	(429,280)	423,771	623,713
Fair value of warrants in excess of net proceeds of equity offering	(44,396)	—	—
Allocation of net income to participating warrant holder	—	(77,174)	(107,828)

Numerator for basic (loss)/earnings per share	(473,676)	346,597	515,885

Dilutive effect of:
Add back allocation to participating warrant holder (1)	—	4,336	—
Excluding portion of fair value gain (2)	—	(16,716)	—

Numerator for diluted earnings per share	(473,676)	334,217	515,885

Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	201,317,884	242,192,859	243,506,821
Dilutive effect of share options and RSUs*	—	363,633	238,100
Dilutive effect of warrants*	—	306,592	—

Denominator for diluted loss per share	201,317,884	242,863,084	243,744,921

Basic (loss)/earnings per share	(2.35)	1.43	2.12

Diluted (loss)/earnings per share	(2.35)	1.38	2.12

(1)	Net income has been adjusted to participating Series A-3 Warrant and Series B Warrant holder based on their respective rights to share in dividends in 2014.
(2)

The fair value gain represents the change in fair value of Series A-3 Warrant, which is deducted from income (numerator) in calculating diluted earnings per share. Series A-3 Warrant has dilutive effect as its exercise price of US$ 9.43 per ADS is less than average stock price during the period it was outstanding.

* Potentially dilutive share options and RSUs totaling 3,433,109 in 2013 were not included in the calculation of dilutive earnings per share in 2013 because of their anti-dilutive effect.

* Potentially dilutive warrants 30,806,670 in 2013 were not included in the calculation of dilutive earnings per share in 2013 because of their anti-dilutive effect.

* Potentially dilutive share options and RSUs totaling 2,856,278 in 2014 were not included in the calculation of dilutive earnings per share in 2014 because of their anti-dilutive effect.

* Potentially dilutive warrants 52,569,971 in 2014 were not included in the calculation of dilutive earnings per share in 2014 because of their anti-dilutive effect. Series B Warrant is anti-dilutive as the exercise price of US$ 10. 90 per ADS is higher than average stock price during the year.

* Potentially dilutive share options and RSUs totaling 3,437,510 in 2015 were not included in the calculation of dilutive earnings per share in 2015 because of their anti-dilutive effect.

* Potentially dilutive warrants 50,896,656 in 2015 were not included in the calculation of dilutive earnings per share in 2015 because of their anti-dilutive effect. Series B Warrant is anti-dilutive as the exercise price of US$ 10. 90 per ADS is higher than average stock price during the year.